Intangible Assets (Details) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Remainder of 2020	$ 20,000	$ 40,000
2021	40,000	40,000
2022	40,000	40,000
2023	40,000	40,000
2024	40,000	40,000
Thereafter	160,000	160,000
Intangible Assets Amortization Expense	$ 340,000	$ 360,000